                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Tudor Investment Corporation
Address: 1275 King Street
         Greenwich, CT 06831

Form 13F File Number: 28-7762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John Torell
Title: Managing Director and Chief Operating Officer
Phone: (203) 863-6742

Signature, Place, and Date of Signing:


/s/ John Torell                 Greenwich, CT 06831     November 14, 2008
---------------------------     -------------------     -----------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13 NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

Form 13F File Number   Name
--------------------   ---------------------------------
28-5175                Tudor Proprietary Trading, L.L.C.

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers              1.
Form 13F Information Table Entry Total         64
Form 13F Information Table Value Total   $452,798
                                       (Thousands)

List of Other Included Managers:

No.   Form 13F File Number   Name
---   --------------------   ---------------------------------
1.    28-5175                Tudor Proprietary Trading, L.L.C.

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                          TUDOR INVESTMENT CORPORATION
               QUARTERLY REPORT DETAILING 13F ELIGIBLE SECURITIES
                              As September 30, 2008

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
         COLUMN 1            COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5            COLUMN 6     COLUMN 7         COLUMN 8
-------------------------- ------------ --------- -------- ------------------- ------------------ -------- -------------------------
                                                                                   Investment
                                                                                   Discretion
                                                                               ------------------               Voting Authority
                             TITLE OF               VALUE    SHRS OR  SH/ PUT/   shared-  shared-          -------------------------
      NAME OF ISSUER           CLASS      CUSIP    (x1000)   PRN AMT  PRN CALL   defined   other  Managers    Sole    Shared   None
-------------------------- ------------ --------- -------- ---------- --- ---- ---------- ------- -------- ---------- ------ -------
3COM CORP                  COMMON STOCK 885535104      315    135,000 SH          135,000                1    135,000
ACCENTURE LTD-CL A         COMMON STOCK G1150G111    2,637     69,400 SH           69,400                1     69,400
ACTIVISION BLIZZARD INC    COMMON STOCK 00507V109    7,567    490,411 SH          490,411                1    490,411
AMERICAN EAGLE OUTFITTERS  COMMON STOCK 02553E106    2,524    165,500 SH          165,500                1    165,500
ANADARKO PETROLEUM CORP    COMMON STOCK 032511107   38,977    803,477 SH          803,477                1    803,477
ANIXTER INTERNATIONAL INC  COMMON STOCK 035290105      893     15,000 SH           15,000                1     15,000
CHEVRON CORP               COMMON STOCK 166764100      280      3,400 SH            3,400                1      3,400
CISCO SYSTEMS INC          COMMON STOCK 17275R102    3,544    157,100 SH          157,100                1    157,100
CME GROUP INC              COMMON STOCK 12572Q105    2,972      8,000 SH            8,000                1      8,000
COACH INC                  COMMON STOCK 189754104      626     25,000 SH           25,000                1     25,000
CONSUMER STAPLES SPDR      COMMON STOCK 81369Y308    3,385    122,643 SH          122,643                1    122,643
DELL INC                   COMMON STOCK 24702R101      247     15,000 SH           15,000                1     15,000
ENERGY SELECT SECTOR SPDR  COMMON STOCK 81369Y506    2,826     44,638 SH           44,638                1     44,638
FEDERAL MOGUL CORP         COMMON STOCK 313549404      879     70,000 SH           70,000                1     70,000
FIBERTOWER CORP            COMMON STOCK 31567R100   14,658 10,621,624 SH       10,621,624                1 10,621,624
FIDELITY NATIONAL
INFORMATIO                 COMMON STOCK 31620M106   16,723    905,916 SH          905,916                1    905,916
FINANCIAL SELECT SECTOR
SPDR                       COMMON STOCK 81369Y605    6,334    318,450 SH          318,450                1    318,450
FINANCIAL SELECT SECTOR
SPDR                       COMMON STOCK 81369Y605       47     80,000 SH  CALL     80,000                1     80,000
FOMENTO ECONOMICO MEX-SP
ADR                        COMMON STOCK 344419106    6,980    183,000 SH          183,000                1    183,000
HARTFORD FINANCIAL SVCS
GRP                        COMMON STOCK 416515104      410     10,000 SH           10,000                1     10,000
HEALTH CARE SELECT SECTOR  COMMON STOCK 81369Y209    1,621     53,937 SH           53,937                1     53,937
HEALTHAXIS INC             COMMON STOCK 42219D308       43     73,369 SH           73,369                1     73,369
HJ HEINZ CO                COMMON STOCK 423074103   35,633    713,097 SH          713,097                1    713,097
HOME INNS & HOTELS
MANAG-ADR                  COMMON STOCK 43713W107    9,848    705,922 SH          705,922                1    705,922
HUBBELL INC -CL B          COMMON STOCK 443510201      701     20,000 SH           20,000                1     20,000
ICO GLOBAL COM HLDG
LTD-NEW                    COMMON STOCK 44930K108    1,957  1,795,120 SH        1,795,120                1  1,795,120
INFORMATION SERVICES
GR-CW11                    COMMON STOCK 45675Y112      520  1,300,000 SH  CALL  1,300,000                1  1,300,000
INGRAM MICRO INC-CL A      COMMON STOCK 457153104      177     11,038 SH           11,038                1     11,038
INVESCO LTD                COMMON STOCK G491BT108   18,327    873,565 SH          873,565                1    873,565
ISHARES FTSE/XINHUA
CHINA 25                   COMMON STOCK 464287184    3,447    100,000 SH          100,000                1    100,000
ISHARES MSCI EMERGING
MKT IN                     COMMON STOCK 464287234    1,567     45,860 SH           45,860                1     45,860
ISHARES MSCI JAPAN
INDEX FD                   COMMON STOCK 464286848   50,656  4,752,000 SH        4,752,000                1  4,752,000
ISHARES MSCI SOUTH
KOREA IND                  COMMON STOCK 464286772    7,694    193,660 SH          193,660                1    193,660
JAMBA INC                  COMMON STOCK 47023A101    1,556  1,728,529 SH        1,728,529                1  1,728,529
JAMBA INC-CW09             COMMON STOCK 47023A119       30    625,000 SH  CALL    625,000                1    625,000
JPMORGAN CHASE & CO        COMMON STOCK 46625H100    2,335     50,000 SH           50,000                1     50,000
LEHMAN BROTHERS HOLDINGS
INC                        COMMON STOCK 524908100       47    217,000 SH          217,000                1    217,000
LEHMAN BROTHERS HOLDINGS
INC                        COMMON STOCK 524908100      106     12,100 SH  PUT      12,100                1     12,100
LEHMAN BROTHERS HOLDINGS
INC                        COMMON STOCK 524908100        8    694,500 SH  CALL    694,500                1    694,500
MACROVISION SOLUTIONS CORP COMMON STOCK 55611C108    4,076    265,000 SH          265,000                1    265,000
MAKO SURGICAL CORP         COMMON STOCK 560879108   12,591  1,736,634 SH        1,736,634                1  1,736,634
MATERIALS SELECT SECTOR
SPDR                       COMMON STOCK 81369Y100    1,543     46,193 SH           46,193                1     46,193
MERCK & CO. INC.           COMMON STOCK 589331107      316     10,000 SH           10,000                1     10,000
NBTY INC                   COMMON STOCK 628782104    1,476     50,000 SH           50,000                1     50,000
PETROLEO BRASILEIRO
S.A.-ADR                   COMMON STOCK 71654V408    1,820     41,400 SH           41,400                1     41,400
PFIZER INC                 COMMON STOCK 717081103    3,043    165,000 SH          165,000                1    165,000
PLAINS EXPLORATION &
PRODUCT                    COMMON STOCK 726505100   56,706  1,612,790 SH        1,612,790                1  1,612,790
PROGENICS PHARMACEUTICALS  COMMON STOCK 743187106   31,177  2,342,388 SH        1,820,068 522,320        1  1,820,068        522,320
RCN CORP                   COMMON STOCK 749361200    2,529    856,356 SH  CALL    856,356                1    856,356
SPDR GOLD TRUST            COMMON STOCK 78463V107    1,450     17,045 SH           17,045                1     17,045
SPDR KBW BANK ETF          COMMON STOCK 78464A797   16,800    500,000 SH          500,000                1    500,000
SWITCH & DATA FACILITIES
CO                         COMMON STOCK 871043105    6,480    520,449 SH          520,449                1    520,449
TALEO CORP-CLASS A         COMMON STOCK 87424N104   12,772    755,424 SH          755,424                1    755,424
TECHNOLOGY SELECT SECT
SPDR                       COMMON STOCK 81369Y803   12,786    644,123 SH          644,123                1    644,123
TENET HEALTHCARE CORP      COMMON STOCK 88033G100    1,665    300,000 SH          300,000                1    300,000
TERRESTAR CORP             COMMON STOCK 881451108    4,705  4,704,840 SH        4,704,840                1  4,704,840
TERRESTAR CORP             COMMON STOCK 881451108        2    175,036 SH  CALL    175,036                1    175,036
THERAVANCE INC             COMMON STOCK 88338T104    2,364    189,750 SH          189,750                1    189,750
ULURU INC                  COMMON STOCK 90403T100    3,158  3,157,895 SH        3,157,895                1  3,157,895
UTILITIES SELECT SECTOR
SPDR                       COMMON STOCK 81369Y886      399     12,000 SH           12,000                1     12,000
VALUECLICK INC             COMMON STOCK 92046N102      512     50,000 SH           50,000                1     50,000
VIACOM INC-CLASS B         COMMON STOCK 92553P201    2,151     86,592 SH           86,592                1     86,592
WILLIS GROUP HOLDINGS LTD  COMMON STOCK G96655108    1,458     45,200 SH           45,200                1     45,200
WYETH                      COMMON STOCK 983024100   21,727    588,171 SH          588,171                1    588,171
Grand Total                                        452,798 47,080,542          46,558,222 522,320          46,558,222        522,320
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